CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Condensed Balance Sheets

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	6,116	3,325	510
Other current assets	9,101	8,465	1,297
Amounts due from intergroup companies	515,160	470,077	72,042

Total current assets	530,377	481,867	73,849

Non-current assets:
Investment in subsidiaries and VIEs	62,087	(53,317)	(8,172)
Property and equipment, net	82	—	—

Total non-current assets	62,169	(53,317)	(8,172)

TOTAL ASSETS	592,546	428,550	65,677

23.  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

Condensed balance sheets (continued)

	As of	As of	As of
	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	390	840	129
Accrued expenses and other liabilities	3,139	6,752	1,035
Amounts due to intergroup companies	4,561	17,181	2,633

Total current liabilities	8,090	24,773	3,797

TOTAL LIABILITIES	8,090	24,773	3,797

Shareholders’ equity:
Class A ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2019 and 2020; 420,001,792 and 430,127,692 shares issued and outstanding as of December 31, 2019 and 2020, respectively	145	151	22
Class B ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2019 and 2020; 10,000,099 and 99 shares issued and outstanding as of December 31, 2019 and 2020, respectively	6	—	—
Additional paid-in capital	2,547,293	2,602,883	398,909
Treasury shares	(143,780)	(143,780)	(22,035)
Accumulated other comprehensive income	141,484	128,441	19,684
Accumulated deficit and statutory reserve	(1,960,692)	(2,183,918)	(334,700)

Total shareholder’s equity	584,456	403,777	61,880

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	592,546	428,550	65,677

Schedule of Condensed Statements of Comprehensive Income (loss)

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Net revenues	—	—	—	—
Operating expenses:
Sales and marketing	(1,784)	(57)	(30)	(5)
General and administrative	(177,455)	(29,437)	(57,542)	(8,819)

Total operating expenses	(179,239)	(29,494)	(57,572)	(8,824)

Operating loss	(179,239)	(29,494)	(57,572)	(8,824)
Interest income	2	122	237	36
Equity in loss of subsidiaries and VIEs	(272,436)	(621,896)	(165,891)	(25,423)

Loss before income tax	(451,673)	(651,268)	(223,226)	(34,211)

Net loss	(451,673)	(651,268)	(223,226)	(34,211)

Other comprehensive income
Foreign currency translation gain (loss)	21,685	7,734	(11,825)	(1,812)
Share of other comprehensive loss from an equity method investee	—	(3,986)	(1,218)	(187)
Comprehensive loss	(429,988)	(647,520)	(236,269)	(36,210)

Schedule of Condensed Statements of Cash Flows

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Net cash used in operating activities	(91,547)	(29,759)	(17,685)	(2,710)
Net cash used in investing activities	(56,941)	(58,359)	(13,028)	(1,997)
Net cash provided by financing activities	159,456	81,693	28,213	4,324
Effect of exchange rate changes on cash and cash equivalents	66	203	(291)	(45)
Net increase (decrease) in cash and cash equivalents	11,034	(6,222)	(2,791)	(428)
Cash and cash equivalents at beginning of the year	1,304	12,338	6,116	938
Cash and cash equivalents at end of the year	12,338	6,116	3,325	510